VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—2.3%
Germany—2.3%
Sartorius AG, 0.360%	2,582	$ 1,084
Total Preferred Stock (Identified Cost $1,001)		1,084

Common Stocks—85.7%
Brazil—3.4%
MercadoLibre, Inc.(1)	736	970
XP, Inc. Class A(1)	53,973	641
		1,611

Canada—3.0%
Canadian Pacific Railway Ltd.(2)	18,789	1,446
China—5.8%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	920,428	1,471
Yum China Holdings, Inc.	20,441	1,280
		2,751

Denmark—3.5%
Novo Nordisk A/S Sponsored ADR	10,404	1,656
France—6.2%
Dassault Systemes SE	30,194	1,240
L’Oreal S.A.	3,810	1,699
		2,939

Germany—2.7%
SAP SE Sponsored ADR	10,392	1,315
Hong Kong—3.3%
AIA Group Ltd.	152,346	1,598
India—7.0%
HDFC Bank Ltd. ADR	27,011	1,801
Infosys Ltd. Sponsored ADR	87,907	1,533
		3,334

Ireland—4.8%
Experian plc	24,674	810
ICON plc ADR(1)	6,931	1,480
		2,290

Japan—3.6%
Recruit Holdings Co., Ltd.	32,073	882
Sysmex Corp.	12,925	848
		1,730

	Shares	Value

Mexico—6.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	16,494	$ 1,570
Wal-Mart de Mexico SAB de C.V.	427,578	1,708
		3,278

Netherlands—6.9%
Adyen N.V.(1)	1,024	1,621
Heineken N.V.	15,789	1,696
		3,317

Switzerland—10.7%
Alcon, Inc.	21,519	1,518
Nestle S.A. Registered Shares	9,295	1,132
Sika AG Registered Shares	4,450	1,243
Temenos AG Registered Shares	17,653	1,221
		5,114

Thailand—1.6%
CP ALL PCL Foreign Shares	430,036	781
United Kingdom—10.8%
Aon plc Class A	6,564	2,069
Diageo plc	33,728	1,504
Linde plc	4,484	1,594
		5,167

United States—5.5%
Atlassian Corp. Class A(1)	5,559	951
STERIS plc	8,731	1,670
		2,621

Total Common Stocks (Identified Cost $33,472)		40,948

Total Long-Term Investments—88.0% (Identified Cost $34,473)		42,032

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(3)	653,200	653
Total Short-Term Investment (Identified Cost $653)		653

	Shares	Value

Securities Lending Collateral—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3),(4)	1,427,008	$ 1,427
Total Securities Lending Collateral—3.0% (Identified Cost $1,427)		1,427

TOTAL INVESTMENTS—92.4% (Identified Cost $36,553)		$44,112
Other assets and liabilities, net—7.6%		3,642
NET ASSETS—100.0%		$47,754

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	12%
Switzerland	12
United States	11
India	7
Netherlands	7
Mexico	7
France	7
Other	37
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$40,948	$34,088	$6,860
Preferred Stock	1,084	1,084	—
Money Market Mutual Fund	653	653	—
Securities Lending Collateral	1,427	1,427	—
Total Investments	$44,112	$37,252	$6,860
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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